Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 07, 2024	May 06, 2024 USD ($) shares $ / shares	Feb. 22, 2024	Feb. 20, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We have a written policy on equity grants, including stock options, designed to formalize our equity grant practices and ensure that equity awards will be made on specified dates. The Compensation Committee reviews and approves annual equity-based awards to senior executives who are direct reports to the CEO or reporting officers under Section 16 of the Exchange Act in the first calendar quarter of each year (around the time of their annual performance reviews). In accordance with our policy and shareholder-approved 2023 Omnibus Incentive Plan (which replaced our 2008 Omnibus Incentive Plan effective May 4, 2023), the Committee has delegated specific authority to the CEO to approve grants (within specified limits) to non-executive officers and other eligible employees. We may make equity awards at other times during the year for new hires or for other reasons, such as a job promotion or as a result of an acquisition. The Compensation Committee reviews equity grants made pursuant to the CEO’s delegated authority, if any, on a quarterly basis.

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We generally schedule Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year.

As required by Item 402(x) of the Securities Exchange Act of 1934, the following table presents information regarding stock options issued to our NEOs in 2024 during any period beginning four business days before the filing of Form 10-K or Form 10-Q, or the filing or furnishing of a Form 8-K that discloses material nonpublic information (other than a Form 8-K disclosing a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

					Percentage Change in the
					Closing Market Price of the Securities
					Underlying the Award Between
					the Trading Day Ending Immediately
					Prior to the Disclosure of
					Material Nonpublic Information
		Number of			and the Trading Day Beginning
		Securities	Exercise Price	Grant Date	Immediately Following the
		Underlying	of the	Fair Value	Disclosure of Material
Name	Grant Date	the Awards	Award ($/Sh)	of the Award	Nonpublic Information
J. Farshchi	2/20/2024	2,494	$257.85	$199,997	(0.41)	% [1]	3.48	% [1]
C. Borton	5/6/2024	12,097	$231.34	$870,340	4.27	% [2]	1.28	% [2]
1	On February 20, 2024, Jamil Farshchi received an equity award, including a grant of stock options, in connection with his promotion to Chief Technology Officer. The Company filed a Current Report on Form 8-K on February 20, 2024 to disclose the resignation of the Company’s Executive Vice President, Chief Technology, Product and Data & Analytics Officer and the promotion of Mr. Farshchi to Chief Technology Officer (the "2/20/24 Form 8-K”). The Company also filed its Annual Report on Form 10-K on February 22, 2024 (the “Form 10-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 2/20/24 Form 8-K and the trading day beginning immediately following the furnishing of the 2/20/24 Form 8-K is (0.41)%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the Form 10-K and the trading day beginning immediately following the filing of the Form 10-K is 3.48%.
2	On May 6, 2024, Chad Borton received his 2024 annual LTI award, including a grant of stock options, following his hiring as Executive Vice President, President, Workforce Solutions. The Company filed a Current Report on Form 8-K on May 6, 2024 to disclose Mr. Borton’s hiring (the "5/6/24 Form 8-K”). The Company also filed a Current Report on Form 8-K on May 7, 2024 to disclose the voting results of its 2024 Annual Meeting of Shareholders and the appointment of Barbara Larson to the Board (the “5/7/24 Form 8-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/6/24 Form 8-K and the trading day beginning immediately following the furnishing of the 5/6/24 Form 8-K is 4.27%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/7/24 Form 8-K and the trading day beginning immediately following the filing of the 5/7/24 Form 8-K is 1.28%.

Award Timing Method

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We generally schedule Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

					Percentage Change in the
					Closing Market Price of the Securities
					Underlying the Award Between
					the Trading Day Ending Immediately
					Prior to the Disclosure of
					Material Nonpublic Information
		Number of			and the Trading Day Beginning
		Securities	Exercise Price	Grant Date	Immediately Following the
		Underlying	of the	Fair Value	Disclosure of Material
Name	Grant Date	the Awards	Award ($/Sh)	of the Award	Nonpublic Information
J. Farshchi	2/20/2024	2,494	$257.85	$199,997	(0.41)	% [1]	3.48	% [1]
C. Borton	5/6/2024	12,097	$231.34	$870,340	4.27	% [2]	1.28	% [2]
1	On February 20, 2024, Jamil Farshchi received an equity award, including a grant of stock options, in connection with his promotion to Chief Technology Officer. The Company filed a Current Report on Form 8-K on February 20, 2024 to disclose the resignation of the Company’s Executive Vice President, Chief Technology, Product and Data & Analytics Officer and the promotion of Mr. Farshchi to Chief Technology Officer (the "2/20/24 Form 8-K”). The Company also filed its Annual Report on Form 10-K on February 22, 2024 (the “Form 10-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 2/20/24 Form 8-K and the trading day beginning immediately following the furnishing of the 2/20/24 Form 8-K is (0.41)%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the Form 10-K and the trading day beginning immediately following the filing of the Form 10-K is 3.48%.
2	On May 6, 2024, Chad Borton received his 2024 annual LTI award, including a grant of stock options, following his hiring as Executive Vice President, President, Workforce Solutions. The Company filed a Current Report on Form 8-K on May 6, 2024 to disclose Mr. Borton’s hiring (the "5/6/24 Form 8-K”). The Company also filed a Current Report on Form 8-K on May 7, 2024 to disclose the voting results of its 2024 Annual Meeting of Shareholders and the appointment of Barbara Larson to the Board (the “5/7/24 Form 8-K”). The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/6/24 Form 8-K and the trading day beginning immediately following the furnishing of the 5/6/24 Form 8-K is 4.27%. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the furnishing of the 5/7/24 Form 8-K and the trading day beginning immediately following the filing of the 5/7/24 Form 8-K is 1.28%.

J. Farshchi [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name					J. Farshchi
Underlying Securities | shares					2,494
Exercise Price | $ / shares					$ 257.85
Fair Value as of Grant Date | $					$ 199,997
Underlying Security Market Price Change				3.48	(0.41)
C. Borton [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			C. Borton
Underlying Securities | shares			12,097
Exercise Price | $ / shares			$ 231.34
Fair Value as of Grant Date | $			$ 870,340
Underlying Security Market Price Change		1.28	4.27